Leases (Schedule of disclosures of lease liabilities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis of operating lease payments [line items]
Repayment of leases liabilities	$ (928)	$ (778)	$ (701)
Financial expenses	526	274
Lease liability Balance as of December 31,	6,513	6,350
Lease liabilities [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Balance as of December 31,	6,711	1,378
Repayment of leases liabilities	(928)	(778)
Effect of changes in exchange rates	(39)	(17)
New finance lease obligation recognized	480	6,825
Adjustments for indexation	229	81
Financial expenses	527	274
Disposals-Termination of leases	(49)	(1,052)
Balance as of December 31,	6,931	6,711	1,378
Current maturities of long-term leases	(418)	(361)
Lease liability Balance as of December 31,	6,513	6,350
Lease liabilities [Member] | Buildings [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Balance as of December 31,	6,346	1,199
Repayment of leases liabilities	(728)	(588)
Effect of changes in exchange rates	(38)	(19)
New finance lease obligation recognized	368	6,460
Adjustments for indexation	221	78
Financial expenses	508	257
Disposals-Termination of leases	0	(1,041)
Balance as of December 31,	6,677	6,346	1,199
Current maturities of long-term leases	(273)	(180)
Lease liability Balance as of December 31,	6,404	6,166
Lease liabilities [Member] | Motor vehicles [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Balance as of December 31,	365	179
Repayment of leases liabilities	(200)	(190)
Effect of changes in exchange rates	(1)	2
New finance lease obligation recognized	112	365
Adjustments for indexation	8	3
Financial expenses	19	17
Disposals-Termination of leases	(49)	(11)
Balance as of December 31,	254	365	$ 179
Current maturities of long-term leases	(145)	(181)
Lease liability Balance as of December 31,	$ 109	$ 184